REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Concentrate Sales	$ 11,189	$ 0	$ 20,978	$ 0
Provisional Pricing Adjustments	(1,819)	0	(558)	29
Total Revenue	$ 9,370	$ 0	$ 20,420	$ 29